SIGNIFICANT AND OTHER TRANSACTIONS WITH RELATED PARTIES (Details)	12 Months Ended
Sep. 30, 2021 $ / shares shares
Clayton Struve Warrant: Series C Warrant W98
Issue date	08-04-2016
Number of warrant shares | shares	1,785,715
Exercise price | $ / shares	$ 0.25
Original expiration date	08-04-2021
Amended expiration date	08-04-2023
Clayton Struve Warrant: Series F Warrant F-1
Issue date	11-14-2016
Number of warrant shares | shares	187,500
Exercise price | $ / shares	$ 0.25
Original expiration date	11-13-2021
Amended expiration date	11-13-2023
Clayton Struve Warrant: Series F Warrant F-2
Issue date	12-19-2016
Number of warrant shares | shares	187,500
Exercise price | $ / shares	$ 0.25
Original expiration date	12-18-2021
Amended expiration date	12-18-2023